Retail | Fidelity Freedom Index 2050 Fund
Supplement to the
Fidelity Freedom® Index Funds
May 30, 2015
Prospectus

The following information in each "Fund Summary" section of the prospectus under the heading noted below is updated as follows:

Principal Investment Strategies

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  Investing in a combination of Fidelity domestic equity funds (including commodity funds), international funds (developed and emerging markets), bond funds (including treasury inflation-protected security funds), and short-term funds (underlying Fidelity® funds), each of which (excluding the money market fund) seeks to provide investment results that correspond to the total return of a specific index or market segment.
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